Prepayments, deposits and other receivables - Summary of Prepayments, deposits and other receivables (Detail) - CNY (¥) ¥ in Millions	Jun. 30, 2020	Dec. 31, 2019
Included in non-current assets
Prepaid contents royalties	¥ 998	¥ 816
Prepayments, deposits and other assets	998	816
Included in current assets
Prepaid contents royalties	1,520	1,600
Value-added tax recoverable	151	153
Prepaid vendors deposits and other receivables	229	199
Prepaid promotion and other expenses	202	133
Receivable from Tencent (Note 23)	30	50
Others	103	85
Prepayments, deposits and other assets	2,235	2,220
Prepayments, deposits and other receivables	¥ 3,233	¥ 3,036